Schedule of estimated useful life of the intangible assets (Details)	Jun. 30, 2025	Sep. 30, 2023
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	3 years	3 years
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	3 years	3 years
Charter License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	10 years
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life	5 years	5 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets estimated useful life		10 years